Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.8%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.320%	600,000	600,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.330%	1,800,000	1,800,000
Total			2,400,000
Total Floating Rate Notes (Cost $2,400,000)			2,400,000

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.9%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,325,198
07/01/2031	5.000%	1,750,000	1,857,677
07/01/2032	5.000%	2,000,000	2,123,059
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,950,694
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,822,904
07/01/2036	5.000%	650,000	704,603
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,329,526
Total			16,113,661
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	203,043
06/15/2035	5.500%	540,000	554,090
Total			757,133
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	578,448
05/01/2036	5.000%	1,500,000	1,570,299
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	258,096
03/01/2025	5.000%	200,000	208,989
Pacific University
Series 2022
05/01/2037	4.000%	635,000	640,699
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	502,238
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	531,819
04/01/2031	5.000%	530,000	563,562
Total			4,854,150
Hospital 12.1%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2026	5.000%	1,200,000	1,210,022
08/01/2027	5.000%	1,260,000	1,270,460
08/01/2031	5.000%	2,860,000	2,883,174
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	505,610
Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016
09/01/2028	5.000%	265,000	287,030
09/01/2030	5.000%	830,000	892,009
09/01/2031	5.000%	500,000	536,308
09/01/2032	5.000%	270,000	289,267
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,344,719
08/15/2039	4.000%	1,100,000	1,097,209
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,171,249
Series 2019A
07/01/2032	5.000%	5,175,000	5,803,434
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,422,325
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,135,571
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,730,515
06/01/2034	5.000%	3,185,000	3,435,892
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,676,566
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,078,859
05/15/2030	5.000%	1,000,000	1,078,069
05/15/2031	5.000%	1,025,000	1,104,211
Series 2019
05/15/2037	5.000%	2,305,000	2,578,158
Total			39,530,657
Local General Obligation 32.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	554,144
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,040,590
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,514,303
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	612,015
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	562,510
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,158,066
Series 2015
06/15/2026	4.000%	1,745,000	1,825,427
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,878,902
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,795,580
06/01/2027	5.000%	1,715,000	1,834,255
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,093,838
Limited General Obligation Refunding Bonds
Series 2021A
06/01/2029	5.000%	2,000,000	2,299,519
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	1,990,109
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	718,567
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,110,638
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	635,665

2	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	311,535
06/15/2029	5.000%	435,000	499,788
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	837,415
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,714,610
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,860,023
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,134,920
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	602,721
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	196,805
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	562,341
06/15/2035	5.000%	1,000,000	1,123,542
County of Clackamas
Unlimited General Obligation Refunding Bonds
Series 2020
06/01/2030	4.000%	1,030,000	1,119,581
06/01/2031	4.000%	1,060,000	1,148,320
Deschutes & Jefferson Counties School District No. 2J Redmond(f)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,330,912
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	677,969
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2028	5.000%	335,000	378,497
06/15/2033	4.000%	380,000	405,463
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,752,152
Series 2020
06/15/2029	5.000%	550,000	629,999
06/15/2038	4.000%	2,500,000	2,597,335
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	668,617
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,405,590
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,044,856
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,202,519
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,003,418
Series 2020A
06/15/2033	4.000%	1,000,000	1,060,552
06/15/2037	4.000%	2,000,000	2,081,433
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,426,370
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,541,601
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,182,115
06/15/2028	0.000%	1,480,000	1,221,466

Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,109,403
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,127,760
06/15/2033	5.000%	240,000	270,227
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,660,545
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,334,273
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,680,000	3,075,413
Multnomah County School District No. 7 Reynolds(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,963,705
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	779,014
02/01/2028	4.000%	1,000,000	1,036,530
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,089,917
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,303,432
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,039,102
Series 2020B
06/15/2034	5.000%	2,000,000	2,283,190
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Convertible
Series 2017D
06/15/2025	5.000%	2,860,000	3,077,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,952,686
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,001,409
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,787,779
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2028	4.000%	2,000,000	2,147,564
06/15/2029	4.000%	2,000,000	2,162,380
Total			105,548,033
Multi-Family 1.3%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Project
Series 2013A
10/01/2022	4.000%	875,000	878,122
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	400,000	393,793
10/01/2036	5.000%	1,000,000	985,824
State of Oregon Housing & Community Services Department
Revenue Bonds
Susan Emmons Apartment Project (The)
Series 2021 (HUD) (Mandatory Put 12/01/23)
06/01/2024	0.380%	2,000,000	1,919,903
Total			4,177,642
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	376,733
12/01/2034	5.000%	400,000	429,986
12/01/2035	5.000%	410,000	440,447
12/01/2036	5.000%	440,000	472,054

4	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	589,596
08/01/2030	5.000%	420,000	466,575
08/01/2031	5.000%	450,000	498,046
08/01/2032	5.000%	250,000	276,307
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,586,841
12/01/2036	5.000%	1,545,000	1,671,206
Total			6,807,791
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/23)
12/01/2040	2.400%	2,000,000	1,994,816
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	652,907
Total			2,647,723
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	921,180
01/01/2029	5.000%	1,120,000	1,211,344
Total			2,132,524
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,307,495
12/01/2035	4.000%	1,290,000	1,347,819
Total			2,655,314
Refunded / Escrowed 10.8%
Central Oregon Community College
Prerefunded 06/01/24 Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	526,372
City of Forest Grove
Prerefunded 05/01/22 Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,000,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Madras
Prerefunded 02/15/23 Unlimited General Obligation Bonds
Series 2013
02/15/2024	4.000%	315,000	320,280
02/15/2027	4.500%	500,000	510,316
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,582,144
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,162,084
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	523,072
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,151,935
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,043,249
06/01/2034	5.000%	780,000	821,141
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	267,302
Port of Morrow
Prerefunded 06/01/23 Limited General Obligation Bonds
Series 2016
12/01/2027	5.000%	615,000	634,018
12/01/2028	5.000%	645,000	664,946
12/01/2029	5.000%	340,000	350,514
12/01/2030	5.000%	335,000	345,359
12/01/2031	5.000%	375,000	386,596
12/01/2036	5.000%	1,160,000	1,195,871
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,669,145
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,060,750
09/01/2032	4.000%	1,250,000	1,325,937

Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,756,911
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	616,045
09/01/2035	5.000%	800,000	896,065
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,170,786
06/15/2031	5.000%	2,890,000	3,048,263
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,047,677
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,219,049
Total			35,295,827
Retirement Communities 3.3%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project - TEMPS-50
Series 2020
11/15/2025	2.750%	1,000,000	987,376
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	220,675
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,082,932
Terwilliger Plaza, Inc.
Series 2012
12/01/2022	5.000%	255,000	257,615
Series 2016
12/01/2030	5.000%	325,000	334,896
12/01/2036	5.000%	900,000	917,652
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	632,906
10/01/2023	5.000%	645,000	666,608
10/01/2024	5.000%	455,000	469,278
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	762,357
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	584,334
05/15/2038	5.000%	500,000	528,316
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	365,000	360,972
Total			10,805,917
Single Family 2.3%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,795,000	1,784,748
Series 2020A
07/01/2028	1.700%	1,090,000	993,712
01/01/2029	1.750%	1,055,000	953,660
Series 2020C
07/01/2035	2.000%	2,000,000	1,599,248
Single-Family Mortgage Program
Series 2021A
01/01/2027	0.800%	895,000	816,272
07/01/2027	0.950%	1,015,000	920,321
01/01/2029	1.200%	250,000	221,442
01/01/2030	1.450%	375,000	329,148
Total			7,618,551
Special Non Property Tax 7.0%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	481,932
06/15/2031	5.000%	725,000	800,667
06/15/2032	5.000%	780,000	860,234
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,833,407
Series 2015D
04/01/2027	5.000%	2,500,000	2,666,903
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,127,241

6	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,422,314
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,105,579
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,266,123
Revenue Bonds
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,528,120
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,693,782
Total			22,786,302
Special Property Tax 1.1%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	1,950,000	1,955,807
City of Portland
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,582,808
Total			3,538,615
State General Obligation 5.6%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	498,836
12/01/2031	2.000%	450,000	398,780
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,368,542
Series 2021
05/01/2031	5.000%	1,550,000	1,818,689
Series 2021K
11/01/2029	5.000%	1,275,000	1,470,198
Series 2015F
05/01/2030	5.000%	5,565,000	5,954,197
Series 2019
06/01/2038	5.000%	3,000,000	3,370,708
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019G
08/01/2033	5.000%	1,320,000	1,499,798
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	817,933
Series 2016A
08/01/2031	3.500%	500,000	511,021
08/01/2032	3.500%	500,000	505,453
Total			18,214,155
Transportation 3.2%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,354,301
10/01/2027	5.000%	1,485,000	1,649,546
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,587,111
Total			10,590,958
Water & Sewer 7.1%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,248,116
08/01/2023	4.000%	1,290,000	1,318,734
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,254,710
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,578,885
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	522,111
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,720,790
Subordinated Series 2021B
05/01/2028	5.000%	1,000,000	1,129,634
05/01/2029	5.000%	1,000,000	1,145,749

Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,689,061
Series 2014A
05/01/2028	4.000%	3,390,000	3,484,590
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	208,581
04/01/2026	4.000%	250,000	263,528
04/01/2027	4.000%	270,000	286,791
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	213,213
11/01/2033	5.000%	265,000	282,350
11/01/2034	5.000%	250,000	266,145
11/01/2035	5.000%	225,000	239,264
11/01/2036	5.000%	200,000	212,442
Total			23,064,694
Total Municipal Bonds (Cost $325,289,272)			317,139,647
Money Market Funds 1.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(h)	214,510	214,489
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(h)	3,430,724	3,430,724
Total Money Market Funds (Cost $3,645,234)		3,645,213
Total Investments in Securities (Cost: $331,334,506)		323,184,860
Other Assets & Liabilities, Net		3,734,799
Net Assets		326,919,659

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $2,789,657, which represents 0.85% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $6,322,052, which represents 1.93% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2022

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